CORPORATE INFORMATION	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
CORPORATE INFORMATION

1.	CORPORATE INFORMATION

Creator Capital Limited is a Bermuda company whose shares are traded on the NASD Over the Counter Bulletin Board in the United States of America. The Company provides inflight gaming and entertainment software and services by developing, implementing and operating or licensing computerized video gaming and other entertainment software on, but not limited to, the aircraft of international commercial air carriers. Gaming software is marketed using the name Sky Games® and the entertainment software is marketed using the name Sky Play®.

The head office, principal address and registered and records office is located on Floor 6, 65 Front Street, Hamilton, Islands of Bermuda, HM12.

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to meet its obligations and continue its operations for its next fiscal year. Realization values may be substantially different from carrying values as shown and these consolidated financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. As at 31 December 2011, the Company had not yet achieved profitable operations, has a working capital deficit of $7,504,637 (31 December 2010: $6,875,870; 1 January 2010: $6,256,294) has accumulated losses of $72,062,469 (31 December 2010: $71,433,702; 1 January 2010: $70,814,126) since its inception and expects to incur further losses in the development of its business, all of which cast substantial doubt about the Company’s ability to continue as a going concern. The Company will require additional financing in order to meet its ongoing levels of corporate overhead and discharge its liabilities as they come due. While the Company has been successful in securing financings in the past, there is no assurance that it will be able to do so in the future, particularly in light of current global economic conditions. Accordingly, these consolidated financial statements do not give effect to adjustments, if any, that would be necessary should the Company be unable to continue as a going concern.